Penn Series Funds, Inc.
Schedule of Investments — March 31, 2023 (Unaudited)
Moderately Aggressive Allocation Fund
	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 59.8%
Penn Series Flexibly Managed Fund*	138,399	$11,791,589
Penn Series Index 500 Fund*	1,153,124	41,939,114
Penn Series Large Cap Growth Fund*	59,943	2,006,287
Penn Series Large Cap Value Fund*	288,555	11,758,597
Penn Series Large Core Value Fund*	427,722	11,805,137
Penn Series Large Growth Stock Fund*	34,678	2,032,134
Penn Series Mid Cap Growth Fund*	113,891	4,011,237
Penn Series Mid Cap Value Fund*	75,772	1,979,177
Penn Series Mid Core Value Fund*	292,921	9,839,210
Penn Series Real Estate Securities Fund*	200,245	5,753,040
Penn Series Small Cap Growth Fund*	35,833	1,997,693
Penn Series Small Cap Index Fund*	280,279	7,811,383
Penn Series SMID Cap Growth Fund*	46,201	1,990,336
Penn Series SMID Cap Value Fund*	118,530	3,969,567
TOTAL AFFILIATED EQUITY FUNDS (Cost $94,198,765)		118,684,501

AFFILIATED FIXED INCOME FUNDS — 17.2%
Penn Series Limited Maturity Bond Fund*	1,159,772	15,146,614
Penn Series Quality Bond Fund*	1,235,575	19,003,147
TOTAL AFFILIATED FIXED INCOME FUNDS (Cost $34,028,547)		34,149,761

AFFILIATED INTERNATIONAL EQUITY FUNDS — 22.4%
Penn Series Developed International Index Fund*	873,556	14,134,139
Penn Series Emerging Markets Equity Fund*	908,937	9,989,221
Penn Series International Equity Fund*	539,263	20,297,857
TOTAL AFFILIATED INTERNATIONAL EQUITY FUNDS (Cost $39,057,189)		44,421,217

SHORT-TERM INVESTMENTS — 0.5%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.717%) (Cost $983,737)	983,737	983,737
TOTAL INVESTMENTS — 99.9% (Cost $168,268,238)		$198,239,216
Other Assets & Liabilities — 0.1%		237,466
TOTAL NET ASSETS — 100.0%		$198,476,682

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
1